Stockholders' Deficit	12 Months Ended
Dec. 31, 2025
Stockholders' Deficit [Abstract]
STOCKHOLDERS' DEFICIT

17. STOCKHOLDERS’ DEFICIT

Preferred shares — BGL is authorized to issue 100,000,000 preferred shares with a par value of $0.0001 per share. At December 31, 2025 and 2024, there were no preferred shares issued and outstanding, respectively.

Class A ordinary shares — BGL is authorized to issue 400,000,000 Class A ordinary shares with a par value of $0.0001 per share. At December 31, 2025 and 2024, there were 34,677,492 and 9,776,421 shares of Class A ordinary shares issued and outstanding, respectively.

Share Issuances

As outlined in Note 19, during the year ended December 31, 2025, the Company issued 466,631 Class A ordinary shares pursuant to the Ordinary Share SPA.

During the year ended December 31, 2025 and 2024 and prior to the consummation of the Business Combination, BGHL issued 723,594 and 772,305 ordinary shares, as converted, to various investors, respectively.

Prior to the close of the Business Combination, FGR purchased 4,384,852 shares of BC2 for an amount of $2,480,727. The 4,384,852 ordinary shares of BC2 is equivalent to 394,204 Class A ordinary shares of the Company after the close of the Business Combination. The balance of $2,480,727 is unpaid at December 31, 2025 and included within equity as subscription receivable.

On September 9, 2025, the Company issued to Tumim 69,419 Commitment Shares as discussed in Note 19.

As stated in Note 19, on December 1, 2025, 250,000 shares Class A ordinary shares were issued pursuant to the City First Loan Agreement.

Conversion of Notes for Shares

As outlined in Note 11, on June 20, 2025, the June 2024 Notes were converted to 555,781 Class A ordinary shares of the Company.

As outlined in Note 11, in July 2025, the June and July 2025 Notes were converted to 237,104 Class A ordinary shares of the Company.

As stated in Note 11, the Company converted Senior Convertible Notes balance of $917,016 to 321,189 Class A Ordinary Shares of the Company.

Conversion of preference shares

On September 6, 2024, Perception entered into the Preferred Stock Purchase Agreement pursuant to which it agreed to sell in a private placement an aggregate of 609,250 shares of Preference Shares. The Preference Shares automatically converted to 12,185,000 Class A ordinary shares at the close of the Business Combination.

Warrants

Perception Capital Corp. IV Warrants

At the close of the Business Combination (See Note 4), the 11,500,000 Public Warrants issued at the time of PC4s initial public offering remained outstanding and became warrants for the Company.

The Warrants are accounted for in accordance with the guidance contained in ASC 815-40. Such guidance provides that because the warrants do not meet the criteria for equity treatment thereunder, each warrant must be recorded as a liability. Accordingly, the warrants are classified as a liability at its fair value, with the change in the fair value recognized in the Company’s consolidated statements of operations and other comprehensive loss (See Note 14).

3i Warrants

The Company issued 215,299 warrants in connection to the Senior Convertible Notes Agreement in Note 11. The warrants are equity treated and had an issuance date fair value of $799,888 which is included in additional paid-in capital.

Stock Based Compensation

Pursuant to a Letter of Appointment, on May 6, 2025, the Company and a member of the Board, agreed to settle $50,716 in outstanding fees owed to the director by the Company for prior consulting services by the issuance of 5,072 of the Company’s Class A ordinary shares. On December 12, 2025, in connection with the settlement, the Company and the director entered into a Securities Agreement for the issuance of 5,072 Class A ordinary shares as payment in full. The shares were issued on December 19, 2025.

On September 1, 2025, the Company entered into a consultancy services agreement with an unaffiliated vendor, Sameer Salgar, pursuant to which the Company agreed to pay Mr. Salgar 10,000 Class A ordinary shares as compensation for services performed. On December 12, 2025, in connection with the Salgar Consultancy Services Agreement, the Company and Mr. Salgar entered into a Securities Agreement for the issuance of 10,000 Class A ordinary shares as payment in full. The issuance of these shares is subject to ASC 718. Under ASC 718, compensation associated with equity-classified awards is measured at fair value upon the grant date. Stock-based compensation of $32,301 was recognized in general and administrative expenses on the 2025 consolidated statement of operations and other comprehensive loss.

On November 4, 2025, the Company entered into a Consultancy Services Agreement with Think Katalyst LLC pursuant to which the Company agreed to pay Think Katalyst 500,000 Class A ordinary shares as compensation for services performed. On December 12, 2025, in connection with the Think Katalyst Consultancy Services Agreement, the Company and Think Katalyst entered into a Securities Agreement for the issuance of 500,000 Class A ordinary shares as full payment. The issuance of these shares is subject to ASC 718. Under ASC 718, compensation associated with equity-classified awards is measured at fair value upon the grant date, determined by the stock price at that date. Stock-based compensation of $1,076,667 was recognized in general and administrative expenses on the consolidated statements of operations and other comprehensive loss and unearned compensation of $538,033 related to the 2026 service period recognized in additional paid in capital.